Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 489,209	$ 481,937
Accumulated Depreciation	(260,637)	(250,641)
Net Book Value	228,572	231,296
Land
Property, Plant and Equipment [Line Items]
Cost	5,471	5,629
Net Book Value	5,471	5,629
Buildings
Property, Plant and Equipment [Line Items]
Cost	5,978	5,982
Accumulated Depreciation	(1,469)	(1,086)
Net Book Value	$ 4,509	$ 4,896
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	$ 435,339	$ 432,826
Accumulated Depreciation	(231,392)	(226,513)
Net Book Value	$ 203,947	$ 206,313
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	$ 8,886	$ 7,826
Accumulated Depreciation	(4,809)	(3,702)
Net Book Value	$ 4,077	$ 4,124
Useful Life	The shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 33,535	$ 29,674
Accumulated Depreciation	(22,967)	(19,340)
Net Book Value	$ 10,568	$ 10,334
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years